Consolidated Balance Sheets (March 31, 2012 unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 4,759,341	$ 5,251,148	$ 645,596
Restricted cash	505,535	335,793	110,016
Short-term investments and accrued interest receivable	565,789	564,927	626,879
Short-term investments - restricted	383,032	382,269	418,654
Accounts receivable	636,716	2,064,939	3,198,632
Grant receivable- U.S. Treasury 1603 cash grant		6,284,476
Promissory note receivable, including interest			5,264,093
Inventory	275,096	270,873	1,636,234
Reimbursable project costs			415,029
Costs and estimated profits in excess of billings			661,418
Other current assets	782,583	664,955	138,971
Current deferred income taxes	118,000	108,000	1,289,000
Total current assets	8,026,092	15,927,380	14,404,522
PROPERTY AND EQUIPMENT, Net	25,599,152	25,846,403	488,889
OTHER ASSETS
Deferred income tax asset	100,000		348,000
Investment, at cost	407,000	400,000
Escrow cash reserves for contractual commitments	830,433	900,870
Loan financing costs, net	12,762	13,607
Project development costs	283,141	283,141	2,851,450
Total other assets	1,633,336	1,597,618	3,199,450
TOTAL ASSETS	35,258,580	43,371,401	18,092,861
CURRENT LIABILITIES
Accounts payable	733,675	3,828,276	1,105,360
Short-term notes payable	359,595	2,964,703	411,167
Accrued liabilities	1,134,828	1,097,338	519,252
Customer deposits		68,448	26,940
Income taxes payable		90,000
Deferred revenue - license arrangement and other	725,624	628,833	275,571
Promissory notes payable, including interest	231,804	4,576,063	10,328,008
Derivative liabilities- interest rate swap	206,359	199,946
Current portion of nonrecourse debt	740,820	737,167
Total current liabilities	4,132,705	14,190,774	12,666,298
LONG-TERM LIABILITIES
Nonrecourse debt, net of current portion	10,581,992	10,650,328
Promissory notes payable, net of current portion	2,566,010
Derivative liabilities- interest rate swap	805,811	812,553
Deferred revenue - license arrangement and 1603 Grant, net of current portion	2,150,031	2,186,089	879,000
Deferred revenue - power purchase contract	3,840,327	3,720,373
Deferred income taxes		157,000
Total long-term liabilities	19,944,171	17,526,343	879,000
REDEEMABLE PREFERRED MEMBERSHIP INTERESTS	2,518,450	2,543,635
CUMULATIVE PREFERRED STOCK OF SUBSIDIARY	180,000	180,000
Controlling interest in equity:
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	2,526,660	2,527,731	2,527,731
Common Stock - $.0001 par value; 100,000,000 shares authorized, 22,059,803 and 21,235,485 issued and 21,870,199 and 21,177,505 outstanding December 31, 2011 and 2010, respectively	2,220	2,206	2,123
Additional paid-in capital	8,597,904	8,550,435	6,679,294
Treasury stock, 189,604 and 57,980 shares held by the Company at December 31, 2011 and 2010, respectively	(218,965)	(218,965)	(73,926)
Accumulated deficit	(15,203,112)	(14,650,814)	(17,475,835)
Noncontrolling interest in equity	1,386,144	1,327,653	69,150
Total stockholders' equity	8,483,254	8,930,649	4,547,563
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	35,258,580	43,371,401	18,092,861
Series B Convertible Preferred Stock Member
Controlling interest in equity:
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	$ 11,392,403	$ 11,392,403	$ 12,819,116